Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
EBP, Plan Name	401(k) Retirement Savings Plan
Entity Tax Identification Number	38-2367843
EBP, Plan Number	001
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 107,100,843
Notes receivable from participants	954,537
TOTAL	108,055,380
Investment, Identifier [Axis]: Allspring Special Small Cap Value Fund - Class R6
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 667,225
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Allspring Special Small Cap Value Fund Class R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds American Balanced Fund Class R-6
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,706,338
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	American Funds American Balanced Fund Class R-6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund Class R-6
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,545,978
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund Class R-6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Baird Core Plus Bond Fund Class Institutional
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,585,122
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Baird Core Plus Bond Fund Class Institutional [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Blackrock Mid Cap Growth Equity Portfolio
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,223,326
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Blackrock Mid Cap Growth Equity Portfolio [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common Stock— Neogen Corporation
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,203,906
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockFundMember
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	us-gaap:CommonStockMember
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity 500 Index Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 16,708,488
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Five Hundred Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Government Money Market Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 18,915
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity International Index Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,643,315
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Large Cap Growth Index Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,301,549
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Large Cap Growth Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Large Cap Value Index Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 970,404
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Large Cap Value Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,726,061
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,357,066
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 459,134
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity US Bond Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan Mid Cap Value Fund Class R6
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,894,905
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Mid Cap Value Fund Class R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Large Cap Growth III R1
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 873,744
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Large Cap Growth III R1 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Pioneer Strategic Income Fund Class K
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 465,419
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Pioneer Strategic Income Fund Class K [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Stable Value Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,020,565
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Putnam Stable Value Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Blue Chip Growth Fund I Class
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,526,817
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Blue Chip Growth Fund I Class [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Equity-Income Fund Admiral Shares
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,827,871
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Equity Income Fund Admiral Shares [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Explorer Fund Admiral Shares
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,609,924
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Explorer Fund Admiral Shares [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund Admiral Shares
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 529,369
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Inflation Protected Securities Fund Admiral Shares [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Small-Cap Growth Index Fund Admiral Shares
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 229,387
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Growth Index Fund Admiral Shares [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 87,870
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,315,892
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,634,937
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,247,188
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,517,662
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,823,595
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,534,715
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,699,835
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,242,648
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,366,503
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,501
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund Investor Shares
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 533,669
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Fund Investor Shares [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Dec. 31, 2029